Prepayment for the Software, Equipment and Product Development (Details) - USD ($)		12 Months Ended
	Mar. 28, 2023	Dec. 31, 2023	Apr. 01, 2023
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Total value			$ 750,000
Payment of software development project		$ 140,000
Remaining amount paid		100,000
Pebila [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Payment of software development project		150,000
Luo and Long [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Prepayment amount		550,000
Paid the equipment amount		200,000
Wisdom [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Prepaid amount		200,000
Remaining amount paid		100,000
Pebila [Member]
Prepayment for the Software, Equipment and Product Development (Details) [Line Items]
Research and development total value	$ 1,000,000
Total value		$ 290,000